UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%
	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
1-800-Flowers.com, Cl A *	29,900	$196,742
Black Diamond *	24,500	253,330
Cache *	38,172	160,322
Coastal Contacts *	16,594	78,822
Full House Resorts *	47,900	140,347
Hooker Furniture	15,800	265,598
Jamba *	37,700	551,551
Johnson Outdoors, Cl A *	25,600	652,032
Luby’s *	107,000	860,280
Marine Products	30,700	277,528
MarineMax *	53,300	619,879
ReachLocal *	12,100	156,211
Rocky Brands	13,600	235,008
Ruth’s Hospitality Group	31,300	374,348
Spartan Motors	93,100	564,186
Tuesday Morning *	35,400	397,188

		5,783,372

CONSUMER STAPLES — 1.2%
Lifeway Foods	16,900	298,792
Omega Protein *	26,500	221,805

		520,597

ENERGY — 7.1%
Bolt Technology	42,300	766,899
Emerald Oil *	41,510	298,872
EPL Oil & Gas *	12,700	408,432
Evolution Petroleum *	43,100	533,147
Gulf Island Fabrication	12,300	304,179
Synergy Resources *	57,800	447,950
TGC Industries	41,195	369,519

		3,128,998

FINANCIALS — 19.1%
Agree Realty (A)	12,700	383,032

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Bank Mutual	57,300	$355,833
Cardinal Financial	10,700	175,052
Fidelity Southern	11,568	178,604
First Bancorp	22,600	404,540
First Busey	25,290	126,197
First Marblehead *	97,300	165,410
Fox Chase Bancorp	20,800	364,416
Franklin Financial	12,500	228,375
HomeTrust Bancshares *	18,100	293,763
ICG Group *	24,630	298,762
Independent Bank Group *	2,900	100,862
Metro Bancorp *	11,900	260,134
Middleburg Financial	10,900	227,592
MutualFirst Financial	60,600	897,486
National Interstate	9,700	264,325
Newport Bancorp *	7,210	125,670
North Valley Bancorp *	24,400	424,560
OmniAmerican Bancorp *	21,800	515,352
Park Sterling	100,900	676,030
Physicians Realty Trust * (A)	26,100	300,150
SI Financial Group	32,600	369,032
Territorial Bancorp	21,100	479,814
TF Financial	1,460	39,625
TICC Capital	41,900	420,676
Univest Corp of Pennsylvania	7,600	154,204
Westbury Bancorp *	16,700	227,120

		8,456,616

HEALTH CARE — 13.7%
Accuray *	38,100	236,601
Antares Pharma *	53,300	235,586
AtriCure *	57,400	554,484
BioDelivery Sciences International *	38,900	168,048
Biolase	21,590	78,804

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
BioScrip *	41,000	$666,250
Cerus *	55,600	311,360
Derma Sciences *	21,700	308,357
Digirad *	123,100	302,826
Icad *	9,600	55,296
Nanosphere *	62,700	198,132
Natus Medical *	32,800	419,512
NeoGenomics *	73,900	209,876
Novadaq Technologies *	14,500	198,650
Sharps Compliance *	102,900	266,511
Skilled Healthcare Group, Cl A *	39,100	254,932
Spectranetics *	28,500	513,570
Synergetics USA *	41,300	180,481
TearLab *	40,680	575,622
Trinity Biotech ADR	6,000	116,880
Uroplasty *	43,300	98,291
Ventrus Biosciences *	47,000	112,330

		6,062,399

INDUSTRIALS — 16.1%
Active Power *	59,900	221,630
Aegean Marine Petroleum Network	32,600	306,766
ARC Document Solutions *	20,900	99,693
Ceco Environmental	56,100	749,496
Columbus McKinnon *	17,664	390,728
Graham	19,600	640,724
Hurco	22,900	652,650
Insteel Industries	47,300	794,640
Mfri *	16,400	177,776
Northwest Pipe *	20,100	598,980
Perma-Fix Environmental Services *	70	35
PMFG *	7,400	56,240
Primoris Services	20,500	426,400
SIFCO Industries	35,990	719,800

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Sparton *	33,300	$591,741
Twin Disc	14,700	367,206
Ultralife *	44,800	155,904
XPO Logistics *	6,700	163,882

		7,114,291

INFORMATION TECHNOLOGY — 21.5%
Accelrys *	42,400	370,152
Brightcove *	60,600	619,332
CalAmp *	32,100	492,735
Callidus Software *	94,800	632,316
Computer Task Group	11,630	216,318
Datalink *	37,700	490,854
Extreme Networks *	75,000	324,750
Integrated Silicon Solution *	20,700	247,779
IntraLinks Holdings *	75,400	716,300
Iteris *	75,100	134,429
Marchex, Cl A	21,301	129,936
Move *	30,700	426,423
PAR Technology *	23,842	100,136
Perceptron	27,500	218,350
PLX Technology *	66,790	366,009
Proofpoint *	21,300	573,183
Reis *	26,700	491,280
Responsys *	36,200	524,538
Rudolph Technologies *	30,700	379,145
SciQuest *	16,400	404,424
Seachange International *	45,900	540,702
Silicon Image *	55,680	319,047
support.com *	81,100	409,555
Vocus *	36,500	373,030

		9,500,723

MATERIALS — 4.8%
American Pacific *	26,315	957,077

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
Landec *	10,300	$155,427
Olympic Steel	24,400	679,540
Penford *	19,900	295,316
Universal Stainless & Alloy *	2,183	56,321

		2,143,681

TOTAL COMMON STOCK

(Cost $37,681,052)		42,710,677

EXCHANGE TRADED FUND — 1.0%
iShares Micro-Capital ETF (Cost $433,821)	6,500	430,235

SHORT-TERM INVESTMENT — 2.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $888,686)	888,686	888,686

TOTAL INVESTMENTS — 99.5%

(Cost $39,003,559) †		$44,029,598

Percentages are based on Net Assets of $44,250,982.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2013.

ADR—American Depositary Receipt

Cl—Class

ETF —Exchange Traded Fund

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2013, there were no level 3 investments.

† At July 31, 2013, the tax basis cost of the Fund’s investments was $39,003,559, and the unrealized appreciation and depreciation were $5,887,581 and $(861,542), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013